Sterling Capital Stratton Real Estate Fund

Schedule of Portfolio Investments
December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.7%
	Diversified — 5.4%
40,000	Alexander & Baldwin, Inc.	$838,401
65,000	Essential Properties Realty Trust, Inc.	1,612,650
53,000	Liberty Property Trust	3,182,650
		5,633,701
	Health Care — 10.0%
59,000	Healthcare Trust of America, Inc., Class A	1,786,520
111,000	Medical Properties Trust, Inc.	2,343,210
53,000	Ventas, Inc.	3,060,220
41,000	Welltower, Inc.	3,352,980
		10,542,930
	Hotel & Resort — 6.4%
140,000	DiamondRock Hospitality Co.	1,551,200
8,500	Marriott International, Inc./MD, Class A	1,287,155
55,000	MGM Growth Properties, LLC, Class A	1,703,350
25,000	Ryman Hospitality Properties, Inc.	2,166,500
		6,708,205
	Industrial — 7.0%
68,000	Americold Realty Trust	2,384,080
16,300	EastGroup Properties, Inc.	2,162,521
68,000	First Industrial Realty Trust, Inc.	2,822,680
		7,369,281
	Office — 8.8%
20,000	Alexandria Real Estate Equities, Inc.	3,231,600
37,500	Cousins Properties, Inc.	1,545,000
37,000	Highwoods Properties, Inc.	1,809,670
70,000	Hudson Pacific Properties, Inc.	2,635,500
		9,221,770
	Residential — 17.3%
36,000	American Campus Communities, Inc.	1,693,080
45,822	Apartment Investment & Management Co., Class A	2,366,706
36,800	Equity LifeStyle Properties, Inc.	2,590,352
10,800	Essex Property Trust, Inc.	3,249,288
80,000	Invitation Homes, Inc.	2,397,600
22,000	Mid-America Apartment Communities, Inc.	2,900,920
65,000	UDR, Inc.	3,035,500
		18,233,446

Shares		Fair Value
COMMON STOCKS — (continued)
	Retail — 11.3%
15,700	Federal Realty Investment Trust	$2,021,061
37,000	National Retail Properties, Inc.	1,983,940
77,000	Retail Opportunity Investments Corp.	1,359,820
123,000	Retail Properties of America, Inc., Class A	1,648,200
33,057	Simon Property Group, Inc.	4,924,171
		11,937,192
	Specialized — 32.5%
32,000	American Tower Corp.	7,354,240
44,000	Crown Castle International Corp.	6,254,600
68,000	CubeSmart	2,140,640
26,700	CyrusOne, Inc.	1,746,981
31,200	Digital Realty Trust, Inc.	3,735,888
23,000	EPR Properties	1,624,720
9,700	Equinix, Inc.	5,661,890
19,500	Life Storage, Inc.	2,111,460
40,000	PotlatchDeltic Corp.	1,730,800
7,700	SBA Communications Corp.	1,855,623
		34,216,842
	Total Common Stocks
	(Cost $61,988,994)	103,863,367

MONEY MARKET FUND — 0.9%
985,540	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	985,540
	Total Money Market Fund
	(Cost $985,540)	985,540
Total Investments — 99.6%
(Cost $62,974,534)		104,848,907
Net Other Assets (Liabilities) — 0.4%		430,122
NET ASSETS — 100.0%		$105,279,029

(a)	Represents the current yield as of report date.

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Real Estate Fund
December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Stratton Real Estate Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Stratton Real Estate Fund	$104,848,907	(a)	$—	$—	$104,848,907

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Real Estate Fund — (continued)
December 31, 2019 (Unaudited)

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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